LIQUIDITY AND GOING CONCERN	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 3 – LIQUIDITY AND GOING CONCERN

The Company generated net losses of $19,915,940 and $18,375,506 during the nine months ended September 30, 2023 and 2022, respectively, and net cash used in operating activities of $4,066,096 and $19,456,701, respectively. As of September 30, 2023, the Company’s current liabilities exceeded its current assets by $18,527,365 and has an accumulated deficit of $65,649,298. As of September 30, 2023, the Company had $64,892 of cash. Lastly, the Optilan Liquidation no longer raises serious concerns about the viability of the Optilan (UK) Limited entity. Optilan (UK) Limited and its subsidiaries are not controlled by DarkPulse, Inc.

The Company will require additional funding during the next twelve months to finance the growth of its current operations and achieve its strategic objectives. These factors, as well as the uncertain conditions that the Company faces relative to capital raising activities, create substantial doubt as to the Company’s ability to continue as a going concern. The Company is seeking to raise additional capital principally through private placement offerings and is targeting strategic partners in an effort to finalize the development of its products and begin generating revenues. The ability of the Company to continue as a going concern is dependent upon the success of future capital offerings or alternative financing arrangements or expansion of its operations. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. Management is actively pursuing additional sources of financing sufficient to generate enough cash flow to fund its operations for twelve months from the issuance date of these consolidated financial statements. However, management cannot make any assurances that such financing will be secured.